UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(formerly, Investment Grade Income Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 30.5%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.4%
CNH Industrial Capital, LLC, 3.875%, 11/1/15	$350	$351,750
Lorillard Tobacco Co., 7.00%, 8/4/41	444	513,703

		$865,453

Automotive — 1.5%
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$895,850
Ford Motor Co., 7.45%, 7/16/31	419	537,118
General Motors Co., 6.25%, 10/2/43	660	737,455
Nexteer Automotive Group, Ltd., 5.875%, 11/15/21(1)	600	618,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	700	690,375

		$3,478,798

Automotive & Auto Parts — 0.3%
Harman International Industries, Inc., 4.15%, 5/15/25	$706	$696,111

		$696,111

Banks — 6.1%
Bank of America Corp., 3.30%, 1/11/23	$836	$823,654
Bank of America Corp., 5.65%, 5/1/18	727	798,746
Barclays PLC, 2.75%, 11/8/19	1,080	1,073,219
BPCE SA, 4.625%, 7/11/24(1)	475	464,711
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	623,878
Citigroup, Inc., 3.875%, 10/25/23	59	60,237
Citigroup, Inc., 4.30%, 11/20/26	629	615,383
Citigroup, Inc., 4.50%, 1/14/22	653	701,483
Citigroup, Inc., 6.625%, 6/15/32	155	183,512
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	480,875
Discover Bank, 3.20%, 8/9/21	700	690,390
Fifth Third Bancorp, 4.30%, 1/16/24	540	554,427
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	600	682,334
KeyBank NA, 1.65%, 2/1/18	485	485,306
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	196,181
Morgan Stanley, 4.35%, 9/8/26	579	569,144
Morgan Stanley, 4.875%, 11/1/22	1,020	1,085,389
PNC Bank NA, 4.20%, 11/1/25	800	839,349
Rabobank Nederland, 4.625%, 12/1/23	600	619,286
Santander Holdings USA, Inc., 2.65%, 4/17/20	715	703,092
Societe Generale SA, 4.25%, 4/14/25(1)(3)	700	658,496
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	504,904
Wells Fargo & Co., 3.45%, 2/13/23	564	560,801
Wells Fargo & Co., 4.10%, 6/3/26	364	365,409

		$14,340,206

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$625	$617,187

		$617,187

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 5/22/19	$418	$416,973
Amgen, Inc., 5.15%, 11/15/41	191	196,191

		$613,164

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$509,002

		$509,002

Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23	$550	$563,076
Mosaic Co., 4.25%, 11/15/23	350	360,030

		$923,106

Commercial Services — 0.2%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$433,013

		$433,013

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$610,270
Ally Financial, Inc., 3.25%, 9/29/17	878	880,195
American Express Co., 3.625%, 12/5/24	650	632,743
General Electric Capital Corp., 5.30%, 2/11/21	1,009	1,134,296
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	133,977
International Lease Finance Corp., 6.25%, 5/15/19	650	704,437
JPMorgan Chase & Co., 3.875%, 9/10/24	578	567,660
JPMorgan Chase & Co., 5.625%, 8/16/43	160	170,672
Navient Corp., 5.00%, 10/26/20	725	723,187
Synchrony Financial, 3.75%, 8/15/21	561	565,429

		$6,122,866

Diversified Manufacturing — 0.4%
Joy Global, Inc., 5.125%, 10/15/21	$502	$550,369
Tyco Electronics Group SA, 6.55%, 10/1/17	451	500,602

		$1,050,971

Educational Services — 0.3%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$594,698

		$594,698

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.5%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)(3)	$836	$877,800
E.CL SA, 4.50%, 1/29/25(1)	500	502,209
Enel Finance International NV, 6.00%, 10/7/39(1)	502	557,549
Entergy Corp., 4.00%, 7/15/22(4)	942	949,588
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	607,218
Georgia Power Co., 4.30%, 3/15/42	628	595,302
ITC Holdings Corp., 4.05%, 7/1/23	310	315,675
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	466	485,900
Trans-Allegheny Interstate Line Co, 3.85%, 6/1/25(1)	620	616,178
Trimble Navigation, Ltd., 4.75%, 12/1/24	430	430,778

		$5,938,197

Electrical and Electronic Equipment — 0.9%
Flextronics International, Ltd., 4.75%, 6/15/25(1)	$710	$705,243
Molex Electronic Technologies, LLC, 3.90%, 4/15/25(1)	739	716,405
NXP BV/NXP Funding, LLC, 4.125%, 6/15/20(1)	700	707,000

		$2,128,648

Energy — 0.4%
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/23(1)(3)	$340	$244,848
Total Capital International SA, 2.70%, 1/25/23	660	641,236

		$886,084

Financial Services — 0.3%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$341	$346,338
Janus Capital Group, Inc., 6.70%, 6/15/17	437	475,729

		$822,067

Foods — 0.4%
Gruma SAB de CV, 4.875%, 12/1/24(1)(3)	$200	$208,750
JBS USA, LLC/JBS USA Finance, Inc., 5.75%, 6/15/25(1)	685	679,862

		$888,612

Health Services — 1.3%
Dignity Health, 3.812%, 11/1/24	$761	$779,102
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	585	635,456
Laboratory Corp. of America Holdings, 2.625%, 2/1/20	285	282,735
Tenet Healthcare Corp., 4.75%, 6/1/20	630	642,600
UnitedHealth Group, Inc., 2.875%, 12/15/21	652	651,753

		$2,991,646

Security	Principal Amount (000’s omitted)	Value

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 14, Ltd., 1.625%, 10/31/17(1)	$500	$498,931

		$498,931

Home Construction — 0.6%
MDC Holdings, Inc., 5.625%, 2/1/20	$380	$400,900
MDC Holdings, Inc., 6.00%, 1/15/43	512	432,640
Toll Brothers Finance Corp., 4.375%, 4/15/23	655	645,175

		$1,478,715

Insurance — 0.8%
Aflac, Inc., 4.00%, 2/15/22	$260	$274,885
Aflac, Inc., 6.45%, 8/15/40	310	376,304
American International Group, Inc., 5.85%, 1/16/18	535	589,918
Principal Financial Group, Inc., 6.05%, 10/15/36	185	215,005
Prudential Financial, Inc., 6.00%, 12/1/17	310	342,192

		$1,798,304

Internet Software & Services — 0.6%
Netflix, Inc., 5.75%, 3/1/24	$685	$707,262
Seagate HDD Cayman, 3.75%, 11/15/18	700	729,917

		$1,437,179

Machinery — 0.3%
Timken Co. (The), 3.875%, 9/1/24	$690	$668,208

		$668,208

Mining — 0.9%
Barrick Gold Corp., 3.85%, 4/1/22	$176	$170,646
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	394,361
Glencore Canada Corp., 6.20%, 6/15/35	175	173,907
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	468,542
Southern Copper Corp., 5.875%, 4/23/45	494	471,128
Teck Resources, Ltd., 5.20%, 3/1/42	612	444,499

		$2,123,083

Miscellaneous Manufacturing — 0.2%
Trinity Industries, Inc., 4.55%, 10/1/24	$438	$422,734

		$422,734

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Oil and Gas – Equipment and Services — 2.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$718,875
Anadarko Petroleum Corp., 6.95%, 6/15/19	555	645,242
Concho Resources, Inc., 5.50%, 10/1/22	615	615,000
Ecopetrol SA, 5.875%, 5/28/45	545	483,688
Empresa Nacional del Petroleo, 4.375%, 10/30/24(1)	500	500,395
Noble Energy, Inc., 3.90%, 11/15/24	659	650,056
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(3)	600	435,750
Petrobras Global Finance BV, 3.50%, 2/6/17	409	405,618
Pioneer Natural Resources Co., 7.50%, 1/15/20	452	531,931
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	474,184
Rowan Cos., Inc., 5.40%, 12/1/42	200	163,035
Rowan Cos., Inc., 5.85%, 1/15/44	245	207,446
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	730	725,437

		$6,556,657

Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.00%, 3/12/20	$380	$381,980
Actavis Funding SCS, 4.55%, 3/15/35	447	425,079

		$807,059

Pipelines — 0.5%
Energy Transfer Partners LP, 4.90%, 2/1/24	$502	$510,745
Plains All America Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19	650	647,388

		$1,158,133

Real Estate Investment Trusts (REITs) — 1.2%
CubeSmart LP, 4.80%, 7/15/22	$622	$669,237
DDR Corp., 4.625%, 7/15/22	538	565,119
Essex Portfolio LP, 3.25%, 5/1/23	725	698,438
Healthcare Realty Trust, 3.875%, 5/1/25	248	239,319
Host Hotels & Resorts L.P., 4.75%, 3/1/23	510	538,466

		$2,710,579

Retail – Specialty and Apparel — 1.2%
AutoNation, Inc., 5.50%, 2/1/20	$719	$781,913
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	645	678,056
Gap, Inc. (The), 5.95%, 4/12/21	853	963,540
Ross Stores, Inc., 3.375%, 9/15/24	300	296,010

		$2,719,519

Software — 0.6%
Autodesk, Inc., 3.125%, 6/15/20	$699	$700,375
Oracle Corp., 4.50%, 7/8/44	620	613,864

		$1,314,239

Security	Principal Amount (000’s omitted)	Value

Technology — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	$361	$360,562

		$360,562

Telecommunications — 1.4%
AT&T, Inc., 3.00%, 6/30/22	$940	$908,160
Axtel SAB de CV, 9.00%, 1/31/20(1)	600	603,000
CommScope, Inc., 4.375%, 6/15/20(1)	685	693,563
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	635	646,906
Verizon Communications, Inc., 6.55%, 9/15/43	310	363,712

		$3,215,341

Total Corporate Bonds & Notes (identified cost $71,074,403)		$71,169,072

Agency Mortgage-Backed Securities — 22.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$862	$888,642
Gold Pool #C09031, 2.50%, 2/1/43	688	658,185
Gold Pool #C09032, 3.50%, 2/1/43	972	1,001,584
Gold Pool #G08596, 4.50%, 7/1/44	1,512	1,633,972
Gold Pool #G18176, 5.00%, 4/1/22	120	129,326
Gold Pool #G18472, 2.50%, 7/1/28	225	228,929
Gold Pool #G18514, 3.00%, 6/1/29	85	88,426
Pool #A97620, 4.50%, 3/1/41	766	830,546
Pool #C03490, 4.50%, 8/1/40	1,362	1,474,974
Pool #C03517, 4.50%, 9/1/40	678	734,501
Pool #C09013, 3.00%, 9/1/42	959	956,472
Pool #E03124, 3.00%, 4/1/27	1,424	1,481,475
Pool #G04913, 5.00%, 3/1/38	1,609	1,776,533
Pool #G05958, 5.00%, 8/1/40	375	413,740
Pool #G06091, 5.50%, 5/1/40	324	362,165
Pool #G07527, 3.00%, 10/1/43	521	518,887
Pool #G07589, 5.50%, 6/1/41	1,608	1,798,599
Pool #G08348, 5.00%, 6/1/39	303	334,144
Pool #G18309, 4.50%, 5/1/24	252	268,536
Pool #G18441, 2.50%, 8/1/27	331	336,868
Pool #G18544, 2.50%, 3/1/30	892	902,429
Pool #Q00285, 4.50%, 4/1/41	994	1,077,791

		$17,896,724

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
30-Year, 3.50%, TBA(5)	$7,500	$7,717,383
30-Year, 4.00%, TBA(5)	6,500	6,878,828
Pool #735415, 6.50%, 12/1/32	433	502,548
Pool #889982, 5.50%, 11/1/38	131	147,375
Pool #890397, 3.50%, 12/1/26	100	105,892
Pool #890427, 3.50%, 4/1/42	1,785	1,842,594
Pool #929009, 6.00%, 1/1/38	406	462,204
Pool #995203, 5.00%, 7/1/35	44	49,216
Pool #AB1776, 3.50%, 11/1/25	814	859,235
Pool #AB4827, 3.50%, 4/1/42	523	539,390
Pool #AC8540, 4.50%, 12/1/24	196	208,938
Pool #AE0481, 5.00%, 9/1/40	670	742,412
Pool #AE0949, 4.00%, 2/1/41	549	583,907
Pool #AE0971, 4.00%, 5/1/25	121	129,066
Pool #AE7535, 4.00%, 10/1/40	482	513,147
Pool #AE7758, 3.50%, 11/1/25	311	327,993
Pool #AE9757, 4.00%, 12/1/40	107	113,877
Pool #AH0944, 4.00%, 12/1/40	1,240	1,320,314
Pool #AH1559, 4.00%, 12/1/40	209	222,789
Pool #AH3804, 4.00%, 2/1/41	983	1,046,555
Pool #AH6827, 4.00%, 3/1/26	528	564,047
Pool #AH9055, 4.50%, 4/1/41	775	840,888
Pool #AK3264, 3.00%, 2/1/27	368	382,180
Pool #AK6759, 3.50%, 3/1/42	1,675	1,728,644
Pool #AL2551, 3.50%, 10/1/42	403	416,957
Pool #AL3865, 3.50%, 7/1/43	102	105,576
Pool #MA1003, 3.50%, 3/1/42	991	1,022,579
Pool #MA1060, 2.50%, 5/1/27	1,170	1,191,402
Pool #MA1438, 2.50%, 5/1/28	1,179	1,199,342

		$31,765,278

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$35	$35,707
Pool #MA2524, 5.00%, 1/20/45	1,913	2,101,202

		$2,136,909

Total Agency Mortgage-Backed Securities (identified cost $51,375,877)		$51,798,911

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association, Series 2005-58, Class MA, 5.50%, 7/25/35	$770	$863,235

Total Collateralized Mortgage Obligations (identified cost $856,223)		$863,235

Commercial Mortgage-Backed Securities — 7.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$56	$56,026
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	877,851
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(6)	767	790,882
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	135,250
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	417,476
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	434	450,169
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	403,464
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	480	499,239
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,819
COMM, Series 2013-CR11, Class C, 5.339%, 10/10/46(1)(6)	500	534,400
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	557,241
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	271,805
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	689,818
COMM, Series 2015-LC19, Class C, 4.406%, 2/10/48(6)	700	687,603
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	366	378,247
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	497	502,197
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(6)	750	767,124
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	303,263
JPMBB, Series 2014-C22, Class D, 4.713%, 9/15/47(1)(6)	500	451,535
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(1)(6)	250	218,043
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	407	418,414
JPMCC, Series 2006-LDP7, Class A4, 6.10%, 4/15/45(6)	208	212,354
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	362	373,448
JPMCC, Series 2011-C5, Class A3, 4.171%, 8/15/46	850	919,667
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	220,251
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	262	272,931
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,000,995
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	452	470,198
MSC, Series 2007-IQ15, Class A4, 6.104%, 6/11/49(6)	876	936,447
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	103	103,995
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	34	33,985

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	$179	$180,688
UBSCM, Series 2012-C1, Class D, 5.727%, 5/10/45(1)(6)	850	869,055
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	477	496,398
WFCM, Series 2010-C1, Class C, 5.768%, 11/15/43(1)(6)	500	553,384
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	80,956

Total Commercial Mortgage-Backed Securities (identified cost $16,328,605)		$16,307,618

Asset-Backed Securities — 13.1%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.9%
CNH, Series 2014-C, Class A2, 0.63%, 12/15/17	$2,000	$1,999,548

		$1,999,548

Automotive — 6.1%
AESOP, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$450	$462,396
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	926,323
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	265,244
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	354,126
BMWOT, Series 2014-A, Class A2, 0.53%, 4/25/17	821	821,461
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	121	121,080
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	360	360,523
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	500,058
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,528
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	742,600
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,816
GFORT, Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,609
GMALT, Series 2014-2A, Class A2, 0.73%, 2/20/17(1)	1,524	1,523,250
HAROT, Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,931
MBALT, Series 2013-B, Class A3, 0.62%, 7/15/16	532	531,581
NALT, Series 2014-B, Class A2A, 0.73%, 4/17/17	973	972,892
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	889,610
SDART, Series 2014-4, Class A2A, 0.67%, 1/16/18	1,302	1,300,991
SDART, Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,003,747
TAOT, Series 2014-C, Class A2, 0.51%, 2/15/17	922	922,024
VWMT, Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	456,784

		$14,342,574

Computers — 0.5%
DEFT, Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,223,380

		$1,223,380

Security	Principal Amount (000’s omitted)	Value

Lodging and Gaming — 0.2%
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	$270	$268,356
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	120	120,676

		$389,032

Other — 3.9%
CHAIT, Series 2012-A8, Class A8, 0.54%, 10/16/17	$2,000	$2,000,365
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	828	831,327
FKL, Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	697	698,774
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	455	455,734
GEEMT, Series 2014-1, Class A2, 0.64%, 4/24/17	1,357	1,356,506
GEET, Series 2014-1, Class A4, 1.48%, 8/23/22	375	376,250
LRF, Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	553,972
SCFT, Series 2014-AA, Class A, 2.70%, 5/25/23(1)	746	750,368
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	219	219,708
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(1)	744	744,466
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,050	1,048,930

		$9,036,400

Single Family Home Rental — 1.5%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(7)	$1,000	$992,762
ARP, Series 2014-SFR1, Class C, 2.524%, 9/17/31(1)(7)	850	856,506
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(7)	915	909,141
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(7)	350	342,983
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.785%, 6/17/31(1)(7)	500	497,015

		$3,598,407

Total Asset-Backed Securities (identified cost $30,559,614)		$30,589,341

Foreign Government Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.2%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$540,600

		$540,600

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Mexico — 0.6%
Government of Mexico, 3.60%, 1/30/25(3)	$500	$494,250
Government of Mexico, 4.00%, 10/2/23	790	812,910

		$1,307,160

Total Foreign Government Bonds (identified cost $1,821,908)		$1,847,760

Foreign Government Agency Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Sweden — 0.3%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	$600	$600,216

Total Foreign Government Agency Bonds (identified cost $597,206)		$600,216

U.S. Treasury Obligations — 28.7%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.625%, 2/15/44	$9,390	$10,279,120
U.S. Treasury Bond, 3.875%, 8/15/40	419	476,645
U.S. Treasury Bond, 4.50%, 2/15/36	3,081	3,861,118
U.S. Treasury Bond, 5.375%, 2/15/31	2,634	3,534,499
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	6,378	6,816,323
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	5,303	6,230,373
U.S. Treasury Note, 2.00%, 4/30/16	16,515	16,745,946
U.S. Treasury Note, 2.625%, 8/15/20	113	118,120
U.S. Treasury Note, 3.50%, 2/15/18	16,897	18,032,276
U.S. Treasury Note, 4.625%, 2/15/17	995	1,060,375

Total U.S. Treasury Obligations (identified cost $67,622,462)		$67,154,795

Preferred Securities — 0.4%

Security	Shares	Value

Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.925%(1)(7)	1.30	$227,957

		$227,957

Security	Shares	Value

Insurance — 0.3%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,028,082

Interest Rate Swaptions Purchased — 0.5%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$217,988
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	348,213
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	10,200	357,262
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	257,769

Total Interest Rate Swaptions Purchased (identified cost $956,542)				$1,181,232

Short-Term Investments — 3.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(10)(11)	$3,334	$3,334,483
Eaton Vance Cash Reserves Fund, LLC, 0.18%(11)	5,097	5,096,585

Total Short-Term Investments (identified cost $8,431,068)		$8,431,068

Total Investments — 107.4% (identified cost $251,902,521)		$250,971,330

Other Assets, Less Liabilities — (7.4)%		$(17,262,302)

Net Assets — 100.0%		$233,709,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
AMCAR	–	AmeriCredit Automobile Receivables Trust
ARP	–	American Residential Properties Trust
BACM	–	Banc of America Commercial Mortgage Trust
BMWOT	–	BMW Vehicle Owner Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
CHAIT	–	Chase Issuance Trust
CNH	–	CNH Equipment Trust
COMM	–	Commercial Mortgage Trust
CRART	–	California Republic Auto Receivables Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DEFT	–	Dell Equipment Finance Trust
DNKN	–	DB Master Finance LLC
EFF	–	Enterprise Fleet Financing LLC
ESA	–	Extended Stay America Trust
FITAT	–	Fifth Third Auto Trust
FKL	–	FirstKey Lending Trust
FORDF	–	Ford Credit Floorplan Master Owner Trust
FORDR	–	Ford Credit Auto Owner Trust
GALC	–	Great America Leasing Receivables
GEEMT	–	GE Equipment Midticket LLC
GEET	–	GE Equipment Transportation LLC
GFORT	–	GMF Floorplan Owner Revolving Trust
GMALT	–	GM Financial Automobile Leasing Trust
HAROT	–	Honda Auto Receivables Owner Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LRF	–	Leaf II Receivables Funding LLC
MBALT	–	Mercedes-Benz Auto Lease Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NALT	–	Nissan Auto Lease Trust
NCUA	–	National Credit Union Administration
PPTT	–	Preferred Pass-Through Trust
SCFT	–	SpringCastle Funding Trust
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
TAOT	–	Toyota Auto Receivables Owner Trust
UBSCM	–	UBS Commercial Mortgage Trust
VWMT	–	Volkswagen Credit Auto Master Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WEN	–	Wendys Funding LLC
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $39,444,304 or 16.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at June 30, 2015.

(4)	When-issued security.

(5)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2015.

(7)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value including $3,265,984 of securities on loan (identified cost, $243,471,453)	$242,540,262
Affiliated investments, at value (identified cost, $8,431,068)	8,431,068
Cash	25,260
Restricted cash*	970,000
Interest receivable	1,690,823
Interest receivable from affiliated investment	599
Securities lending income receivable	1,169
Receivable from affiliate	8,185
Total assets	$253,667,366

Liabilities
Cash collateral due to broker	$970,000
Collateral for securities loaned	3,334,483
Payable for investments purchased	24,101
Payable for when-issued securities	940,672
Payable for forward purchase commitment	14,557,813
Payable to affiliates:
Investment adviser fee	87,043
Trustees’ fees	2,715
Accrued expenses	41,511
Total liabilities	$19,958,338
Net Assets applicable to investors’ interest in Portfolio	$233,709,028

Sources of Net Assets
Investors’ capital	$234,640,219
Net unrealized depreciation	(931,191)
Total	$233,709,028

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest (net of foreign taxes, $783)	$2,814,044
Dividends	19,884
Securities lending income, net	6,961
Interest allocated from affiliated investment	3,680
Expenses allocated from affiliated investment	(334)
Total investment income	$2,844,235

Expenses
Investment adviser fee	$511,817
Trustees’ fees and expenses	6,082
Custodian fee	40,870
Legal and accounting services	35,728
Miscellaneous	6,350
Total expenses	$600,847
Deduct —
Allocation of expenses to affiliate	$36,948
Reduction of custodian fee	6
Total expense reductions	$36,954

Net expenses	$563,893

Net investment income	$2,280,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$143,371
Investment transactions allocated from affiliated investment	7
Financial futures contracts	(78,446)
Net realized gain	$64,932
Change in unrealized appreciation (depreciation) —
Investments	$(1,575,890)
Financial futures contracts	60,551
Net change in unrealized appreciation (depreciation)	$(1,515,339)

Net realized and unrealized loss	$(1,450,407)

Net increase in net assets from operations	$829,935

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$2,280,342	$4,704,681
Net realized gain from investment transactions and financial futures contracts	64,932	1,929,310
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,515,339)	2,952,583
Net increase in net assets from operations	$829,935	$9,586,574
Capital transactions —
Contributions	$30,019,170	$75,604,548
Withdrawals	(11,678,097)	(48,352,922)
Net increase in net assets from capital transactions	$18,341,073	$27,251,626

Net increase in net assets	$19,171,008	$36,838,200

Net Assets
At beginning of period	$214,538,020	$177,699,820
At end of period	$233,709,028	$214,538,020

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014		2013		2012		2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.50	%(3)	0.50	%(3)	0.57%	0.57%
Net investment income	2.02	%(2)	2.47%		2.48%		2.93%		3.39%	3.87%
Portfolio Turnover	80	%(4)(5)	134	%(5)	107%		113%		100%	91%

Total Return	0.41	%(4)	5.27%		(1.04)%		5.12%		7.34%	7.53%

Net assets, end of period (000’s omitted)	$233,709		$214,538		$177,700		$114,900		$129,707	$144,019

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.03%, 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 56.7%, 29.2% and 14.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

24

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To-Be-Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

25

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $511,817 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $36,948 of the Portfolio’s operating expenses for the six months ended June 30, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$37,377,668	$37,902,539
U.S. Government and Agency Securities	160,901,180	151,608,414

	$198,278,848	$189,510,953

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$253,140,379

Gross unrealized appreciation	$1,933,057
Gross unrealized depreciation	(4,102,106)

Net unrealized depreciation	$(2,169,049)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2015, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master

26

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions purchased	$1,181,232	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of June 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$217,988	$—	$—	$—	$217,988
Wells Fargo bank, N.A.	963,244	—	—	(963,244)	—

	$1,181,232	$—	$—	$(963,244)	$217,988

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

Information with respect to securities on loan at June 30, 2015 is included at Note 7.

27

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Financial futures contracts	$(78,446	)(1)	$60,551	(2)
Interest rate swaptions purchased	(508,768	)(3)	762,876	(4)

Total	$(587,214)		$823,427

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amounts of derivative contracts outstanding during the six months ended June 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Interest Rate Swaptions Purchased

$1,020,000	$603,000	$23,600,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2015 amounted to $1,160.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2015, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,265,984 and $3,334,483, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2015.

28

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$71,169,072	$—	$71,169,072
Agency Mortgage-Backed Securities	—	51,798,911	—	51,798,911
Collateralized Mortgage Obligations	—	863,235	—	863,235
Commercial Mortgage-Backed Securities	—	16,307,618	—	16,307,618
Asset-Backed Securities	—	30,589,341	—	30,589,341
Foreign Government Bonds	—	1,847,760	—	1,847,760
Foreign Government Agency Bonds	—	600,216	—	600,216
U.S. Treasury Obligations	—	67,154,795	—	67,154,795
Preferred Securities	—	1,028,082	—	1,028,082
Interest Rate Swaptions Purchased	—	1,181,232	—	1,181,232
Short-Term Investments	—	8,431,068	—	8,431,068

Total Investments	$—	$250,971,330	$—	$250,971,330

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

9  Name Change

Effective May 1, 2015, the name of Core Bond Portfolio was changed from Investment Grade Income Portfolio.

29

Eaton Vance

Core Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Core Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

31

Eaton Vance

Core Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Eaton Vance

Core Bond Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Core Bond Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 17, 2015